REVENUE - Summary of Disaggregation Of Revenue (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 5,500	$ 94,471	$ 101,348
Commerce-as-a-Service Revenue
Revenue		23,644	19,830
Product sales revenue
Revenue		41,540	51,346
Marketing revenue
Revenue		15,482	19,249
Shipping revenue
Revenue		9,660	7,030
Other revenue
Revenue		$ 4,145	$ 3,893